Loans and Allowance for Credit Losses - Summary of Change in Nonperforming Assets (Detail) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Nonperforming Assets [Line Items]
Balance December 31, 2014	$ 1,808
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	918
Advances on loans	54
Total additions	972
Reductions in nonperforming assets
Paydowns, payoffs	(554)
Net sales	(207)
Return to performing status	(178)
Charge-offs	(318)
Total reductions	(1,257)
Net additions to (reductions in) nonperforming assets	(285)
Balance December 31, 2015	1,523
Commercial and Commercial Real Estate Loans [Member]
Nonperforming Assets [Line Items]
Balance December 31, 2014	431
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	394
Advances on loans	54
Total additions	448
Reductions in nonperforming assets
Paydowns, payoffs	(271)
Net sales	(53)
Return to performing status	(6)
Charge-offs	(213)
Total reductions	(543)
Net additions to (reductions in) nonperforming assets	(95)
Balance December 31, 2015	336
Residential Mortgages, Credit Card and Other Retail [Member]
Nonperforming Assets [Line Items]
Balance December 31, 2014	1,326
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	500
Total additions	500
Reductions in nonperforming assets
Paydowns, payoffs	(275)
Net sales	(129)
Return to performing status	(171)
Charge-offs	(104)
Total reductions	(679)
Net additions to (reductions in) nonperforming assets	(179)
Balance December 31, 2015	1,147
Covered Assets [Member]
Nonperforming Assets [Line Items]
Balance December 31, 2014	51
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	24
Total additions	24
Reductions in nonperforming assets
Paydowns, payoffs	(8)
Net sales	(25)
Return to performing status	(1)
Charge-offs	(1)
Total reductions	(35)
Net additions to (reductions in) nonperforming assets	(11)
Balance December 31, 2015	$ 40